Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Other Liabilities
Other liabilities as of December 31, 2020 and 2021 are as follows:

(in millions of Won)	2020		2021
Current
Due to customers for contract work	￦	629,399	813,207
Advances received		951,521	845,652
Unearned revenue		24,433	106,574
Withholdings		332,327	340,107
Firm commitment liability		35,993	11,852
Others		8,304	14,844

	￦	1,981,977	2,132,236

Non-current
Advances received	￦	311,277	730,505
Unearned revenue		17,953	27,908
Others		19,067	28,583

	￦	348,297	786,996